Note 4 - Business Combinations (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Dec. 01, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Salt Water Disposal Facility [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred	$ 1,700,000
Business Combination, Acquisition Related Costs			400,000
Business Acquisition, Percentage of Voting Interests Acquired		25.00%
Payments to Acquire Businesses, Gross		500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	241,000
CES [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred				1,400,000
Business Acquisition, Percentage of Voting Interests Acquired by Third Party				49.00%
Business Combination, Consideration Transferred, Purchase Option				700,000
SBG Energy Services, LLC [Member] | Customer Relationships [Member]
Note 4 - Business Combinations (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period				5 years
SBG Energy Services, LLC [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred				700,000	47,300,000
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred, Purchase Option				200,000
Number of Water Disposal Wells Acquired					6
Option to Purchase Interest in Assets Specified as Percentage					51.00%
Purchase Price to Purchase Interest in Certain Assets and Ownership Interest					500,000
Percentage of Ownership Interests to Be Acquired Under Purchase Option					25.00%
Adjustment Amount of Well Improvement and Construction Reserves					8,200,000
Percentage of Profitability Thresholds for Contingent Consideration Due					50.00%
Amount of EBITDA to Be Attained					12,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		150,000
Moxie [Member] | Noncompete Agreements [Member]
Note 4 - Business Combinations (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period				3 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				100,000
Moxie [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred					23,900,000
Number of Water Disposal Wells Acquired					4
Number of Agreements to Acquire Wells					2
Term of Noncompete Agreements				36 months
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill					60,000
SBG [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability					11,250,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill					225,000
Moxie and SBG Acquisition [Member]
Note 4 - Business Combinations (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability					11,250,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill					$ 285,000